Statements of Financial Condition (USD $)	Dec. 31, 2012		Dec. 31, 2011
Assets
Cash and cash equivalents	$ 2,046,676		$ 3,686,978
Cash and cash equivalents held at brokers (restricted)	1,232,071		1,401,234
Foreign currencies held at brokers (restricted)	3,160,715	[1]	7,504,546	[1]
Short-term investments	44,227,184		74,597,056
Interest receivable	669		2,333
Unrealized appreciation on forward currency contracts (Note 9)	1,848,177		3,723,647
Net unrealized depreciation on futures contracts (Note 9)	(163,050)		(152,172)
Total Assets	52,352,442		90,763,622
Liabilities and Shareholders' Capital
Sponsor's fees payable	42,899		74,427
Due to brokers			100,000
Unrealized depreciation on forward currency contracts (Note 9)	1,482,107		2,695,336
Total Liabilities	1,525,006		2,869,763
Commitments and Contingent Liabilities (Note 7)
Shareholders' Capital
Redeemable capital Shares, no par value, unlimited amount authorized (at redemption value) - 1,000,000 issued and outstanding at December 31, 2012 and 1,800,000 issued and outstanding at December 31, 2011	50,809,436		87,879,459
Additional paid-in capital	18,000		14,400
Total Shareholders' Capital	50,827,436		87,893,859
Total Liabilities and Shareholders' Capital	$ 52,352,442		$ 90,763,622

[1]	Cost of foreign currencies at December 31, 2012 and 2011: $3,092,994 and $7,615,973, respectively.